DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable
Schedule of notes payable
	September 30, 2023		December 31, 2022
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$2,736	8.73%	$—	—
Third Party - Insurance Note 2	79,146	8.00%	17,753	6.24%
Third Party - Insurance Note 3	8,045	—	16,094	—
Third Party - Insurance Note 4	47,889	—	40,728	—
Total	$137,816		$74,575

Schedule of notes payable financing agreements
	December 31, 2022		December 31, 2021
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$—	—	$22,266	7.75%
Third Party - Insurance Note 2	17,753	6.24%	12,667	6.24%
Third Party - Insurance Note 3	16,094	—	17,570	—
Third Party - Insurance Note 4	40,728	—	—	—
Total	$74,575		$52,503

Schedule of future minimum lease payments under finance lease
Schedule of future minimum lease payments under finance lease
Calendar year:
Amount
2023	23,515
Total minimum equipment financing payments	$23,515
Less: interest	(664)
Total equipment financing at December 31, 2022	$22,851
Less: current portion of equipment financing	(22,851)
Long-term portion of equipment financing	$—